Income Tax And Social Contribution - Summary of Breakdown of Deferred Income Tax And Social Contribution Assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Tax loss carryforwards and negative basis of social contribution tax		R$ 456,567	R$ 193,566
Allowance for doubtful accounts		133,162	51,151
Allowance for losses on inventories		101,237	50,593
Provision for tax, civil and labor contingencies		57,560	53,377
Provision for ICMS – ST		19,552	24,659
Allowances for losses on advances to suppliers		265	898
Accrued benefits sharing and partnerships		25,912	17,483
Provision for profit sharing		77,434	54,427
Provision carbon credits		9,848	8,297
Profit not realized in inventories		40,706	32,899
INSS with Suspended Liability			17,757
Lease		30,493	22,268
Others expenses provision	[1]	332,985	60,886
Post-employment healthcare plan		35,553	33,589
Net Operating Loss and Other Deduction Carryforwards		263,121
Stock option plan		334,416	112,095
Other temporary differences		208,279	35,323
Deferred income tax and social contribution assets		2,127,090	769,268
Effect of changes in fair value of derivative instruments, including hedge accounting transactions		(638,071)	(247,163)
Amortization and depreciation - useful life differences		(104,750)	(118,632)
Fair value of identifiable net assets in business combinations of Emeis Holdings Pty Ltd			(24,516)
Provision/(reversal) for losses - property and intangible assets		(44,544)	(4,509)
Deferred income tax and social contribution liability		(787,365)	(394,820)
Total of Deferred income tax and social contribution		R$ 1,339,725	R$ 374,448

[1]	Refers to temporary differences arising from the provision for invoices for services and suppliers recorded for which invoices have not yet been issued.